Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 65,602
Intangible assets, end of year	60,410	$ 65,602
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	238,190	228,631
Effect of movements in exchange rates	(5,664)	9,559
Intangible assets, end of year	232,526	238,190
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	172,588	158,619
Amortization charge	5,049	4,799
Effect of movements in exchange rates	(5,521)	9,170
Intangible assets, end of year	172,116	172,588
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	3,937
Intangible assets, end of year	2,613	3,937
Contracts [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	119,371	109,812
Effect of movements in exchange rates	(5,664)	9,559
Intangible assets, end of year	113,707	119,371
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	115,434	104,939
Amortization charge	1,181	1,325
Effect of movements in exchange rates	(5,521)	9,170
Intangible assets, end of year	111,094	115,434
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	61,665
Intangible assets, end of year	57,797	61,665
Intellectual Property [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Effect of movements in exchange rates	0	0
Intangible assets, end of year	118,819	118,819
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	57,154	53,680
Amortization charge	3,868	3,474
Effect of movements in exchange rates	0	0
Intangible assets, end of year	$ 61,022	$ 57,154